Land Held for Sale (Details Textual)				1 Months Ended
	Feb. 09, 2015 USD ($)	Mar. 12, 2014 USD ($)	Dec. 27, 2013 USD ($)	Jun. 28, 2015 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2015 USD ($)	Aug. 14, 2012 USD ($) Land
Subsequent Event [Line Items]
Fair value of land					$ 2,000,000	$ 900,000	$ 3,500,000
Number of properties acquired | Land | Land							2
Effect of land impairment charge					$ 1,500,000
Cash from sale of land	$ 1,200,000	$ 2,100,000	$ 2,000,000
Cash consideration		$ 800,000
Selling, general and administration expenses				$ 17,000
Disposal date			Mar. 12, 2014
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash from sale of land	$ 1,250,000
Disposal date	Mar. 20, 2015